The Company and Basis of Presentation (Details) R$ / shares in Units, R$ in Thousands, $ in Thousands						12 Months Ended
	Jul. 31, 2020 BRL (R$) R$ / shares shares	Jul. 31, 2020 USD ($) shares	Jul. 23, 2020 BRL (R$)	Jul. 23, 2020 BRL (R$)	Oct. 11, 2018 BRL (R$)	Dec. 31, 2021 BRL (R$) Item shares	Dec. 31, 2020 BRL (R$) shares	Dec. 31, 2019 BRL (R$)	Jun. 22, 2021 shares
The Company and Basis of Presentation
Number of Reportable Segments | Item						2
Business Combination, purchase price amount allocated to K-12 Business						R$ 703,257	R$ 58,857
Proportion of ownership interest in subsidiary						100.00%	100.00%
Capital contribution							R$ 2,426
Issuance of common shares in initial public offering							R$ 1,836,317
Number of shares issued | shares						83,393,851	83,011,585		83,393,851
Share issuance costs, net of taxes							R$ 141,173
Bonds [member]
The Company and Basis of Presentation
Proceeds from borrowings						R$ 500,000
Number of debt instruments | Item						500,000
Class A common shares
The Company and Basis of Presentation
Share issue price per share | R$ / shares	R$ 19
Issuance of common shares in initial public offering	R$ 1,836,317	$ 333,522
Number of shares issued | shares	18,575,492	18,575,492				18,957,758	18,575,492
Share issuance costs, net of taxes	R$ 141,173
Somos Sistemas de Ensino S.A ("Somos Sistemas")
The Company and Basis of Presentation
Proportion of ownership interest in subsidiary						100.00%	100.00%
Cogna Group
The Company and Basis of Presentation
Capital contribution			R$ 2,426	R$ 2,426
Number of shares issued | shares						64,436,093
Cogna Group | Class A common shares
The Company and Basis of Presentation
Number of shares issued | shares
Cogna Group | Somos Sistemas de Ensino S.A ("Somos Sistemas")
The Company and Basis of Presentation
Proportion of ownership interest in subsidiary						100.00%
Cogna Group | Somos Group
The Company and Basis of Presentation
Business Combination, Purchase Price, Amount					R$ 6,300,000
Business Combination, Cash transferred					5,700,000
Business Combination, Consideration paid as deposit in restricted escrow account					600,000
Business Combination, purchase price amount allocated to K-12 Business					R$ 3,300,000
Cogna Group | Somos Group | Somos Sistemas de Ensino S.A ("Somos Sistemas")
The Company and Basis of Presentation
Proportion of ownership interest in subsidiary				100.00%